Tax matters - Deferred taxes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 20,791	$ 17,184	$ 20,881
Net deferred tax liabilities	87	51
Deferred tax liabilities	$ (3,304)	$ (635)	$ (2,841)
Deferred tax asset recovery period	10 years	10 years
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Deferred tax assets	$ 1,984	$ 2,457
Non-deductible provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	2,295	1,659
Impairment losses on loans and receivables
Detail of deferred tax assets and liabilities
Deferred tax assets		8,337
Impairment losses on financial assets at amortized cost
Detail of deferred tax assets and liabilities
Deferred tax assets	10,057
Net operating losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets		106
Capital losses carryforward
Detail of deferred tax assets and liabilities
Deferred tax assets	2,683	2,689
Labor provisions
Detail of deferred tax assets and liabilities
Deferred tax assets	1,135	1,022
Fees and interest collected in advance
Detail of deferred tax assets and liabilities
Deferred tax assets	1,060	579
Foreign exchange rate derivatives
Detail of deferred tax assets and liabilities
Deferred tax assets	1,577	335
Unrealized gains (losses) on financial instruments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(2,729)	(20)
Prepayments
Detail of deferred tax assets and liabilities
Deferred tax liabilities	(355)	(467)
Other
Detail of deferred tax assets and liabilities
Deferred tax liabilities	$ (220)	$ (148)